Condensed Statements of Combined Consolidated Operations (unaudited) Statement - USD ($) shares in Millions, $ in Millions		9 Months Ended
		Sep. 30, 2017		Sep. 30, 2016
Revenues
Affiliate	[1]	$ 934		$ 521	[2]
Third-party	[2]	1,177		380
Total Revenues	[2]	2,111		901
Costs and Expenses
Cost of materials and other (excluding items shown separately below)	[2]	895		2
Operating expenses (excluding depreciation and amortization)	[2]	462		322
General and administrative expenses	[2]	89		71
Depreciation and amortization expenses	[2]	200		139
(Gain) loss on asset disposals and impairments	[2]	(25)		3
Operating Income	[2]	490		364
Interest and financing costs, net	[2]	(186)		(138)
Equity in earnings of equity method investments	[2]	7		10
Other income, net	[2]	3		6
Net Earnings	[2]	314	[3]	242
(Gain) loss attributable to Predecessors	[2]	(15)		21
Net Earnings Attributable to Partners	[2]	299		263
General partner’s interest in net earnings, including incentive distribution rights	[2]	(79)		(108)
Limited Partners’ Interest in Net Earnings	[2]	$ 220		$ 155
Net Earnings per Limited Partner Unit
Common - basic	[2]	$ 2.05		$ 1.58
Common - diluted	[2]	$ 2.05		$ 1.58
Weighted Average Limited Partner Units Outstanding
Common units - basic	[2]	107.0		96.7
Common units - diluted	[2]	107.1		96.8
Cash Distributions Paid Per Unit	[2]	$ 2.821		$ 2.432

[1]	Andeavor accounted for 44% and 58% of our total revenues for the nine months ended September 30, 2017 and 2016, respectively
[2]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[3]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.